Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
NOTE 2:-	MATERIAL ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the consolidated financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards and their interpretations, which were issued by the IASB.

The Company’s financial statements have been prepared on a cost basis, unless otherwise indicated.

The consolidated financial statements are presented in USD and all values are rounded to the nearest thousand (’000), except when otherwise indicated.

b.	The operating cycle:

The operating cycle of the Company is one year.

c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (Subsidiaries). Control of a company is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control over the other entity. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The consolidated financial statements of the Company and of the Subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intra-Group balances and transactions and gains or losses resulting from intra-Group transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

d.	Functional currency and foreign currency:

The functional currency of the Company, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions is the U.S. Dollar (“USD” or “$”), since it’s the primary currency of the economic environment in which the Company operates. The consolidated financial statements are also presented in USD since the Company believes that preparing the consolidated financial statements in USD provides more relevant information to the users of the consolidated financial statements. Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in the financial income net, as appropriate.

e.	Investment in joint arrangements:

Joint arrangements are arrangements in which the Company has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

f.	Investments accounted for using the equity method:

The Group’s investments in associates and joint ventures are accounted for using the equity method.

Under the equity method, the investment in the associate or in the joint venture is presented at cost with the addition of post-acquisition changes in the Group’s share of net assets, including other comprehensive income of the associate or the joint venture. Gains and losses resulting from transactions between the Group and the associate or the joint venture are eliminated to the extent of the interest in the associate or in the joint venture. The cost of the investment includes transaction costs.

The consolidated financial statements of the Company and of the associate or joint venture are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the associate or the joint venture are uniform and consistent with the policies applied in the consolidated financial statements of the Group.

The equity method is applied until the loss of significant influence in the associate or loss of joint control in the joint venture or classification as investment held for sale.

g.	Property and equipment, net:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %
Lab equipment	6-50	33
Computers	33-50	33
Office furniture and equipment	7-15	15
Leasehold improvements	see below	-

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by a company and intended to be exercised) and the expected life of the improvement.

h.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year-end.

i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

j.	Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the consolidated financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

a)	Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

On the date of initial recognition, the Company may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

b)	Equity instruments classified as fair value through profit and loss (“FVTPL”):

Investments in equity instruments are classified as at FVTPL, unless the group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at fair value through other comprehensive income on initial recognition.

2.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or

b)	Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument’s remaining term (lifetime ECLs).

The Company has short-term financial assets in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

The Company considers a financial asset in default when contractual payments are more than 180 days past due. However, in certain cases, the Company considers a financial asset to be in default when external or internal information indicates that the Company is unlikely to receive the outstanding contractual amounts in full.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss such as derivatives.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Compound financial instruments:

Convertible debentures which contain both an equity/derivative component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

5.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

k.	Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

l.	Finance income and expenses:

Finance income and expenses comprise interest income on amounts invested and exchange rate gains and losses. Interest income is recognized as it accrues using the effective interest method. Finance income and expenses derive also from changes in the fair value of financial liabilities measured at fair value through profit or loss. Borrowing costs are recognized in profit or loss using the effective interest method.

m.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

n.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

A current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

o.	Share-based payment transactions:

The Company’s employees and other service providers may receive remuneration in the form of share-based payments (“Equity-settled transactions”).

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model (“OPM”). As for service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period in which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the “Vesting Period”).

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

p.	Earnings (loss) per share:

Earnings (loss) per share are calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted number of ordinary shares outstanding during the period.

Basic loss per ordinary share includes only ordinary shares that were outstanding during the period.

Potential ordinary shares are included in the computation of diluted loss per ordinary share when their conversion increases loss per ordinary share from continuing operations.

q.	Employee benefit liabilities:

The Company has several employee-benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans to its employees according to the specific laws per country.

r.	Provisions:

A provision in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”, is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Company to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Government grants:

Government grants received from the Israel Innovation Authority (“IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project, that will result in royalty-bearing sales.

If no economic benefits are expected from the research activity, the grant received is recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (as the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method.

s.	Inventories

Inventories are stated at the lower of cost and net realizable value. Inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments, and market conditions. Cost is determined in accordance with first-in, first-out Method (“FIFO”) and the cost of inventory includes shipment and freight costs.

t.	Revenue recognition

The Company’s sells products directly to customers mainly through the Brand’s online Amazon stores (see note 11).

Under the Company’s standard contract terms, customers have a right of return within 30 to 90 days. For contracts with rights of return, the Company recognizes revenue based on the amount of the consideration which the Company expects to receive for products which it is highly probable that a significant revenue reversal will not subsequently occur. The Company recognizes a refund liability for consideration received or receivable if it expects to refund some or all of the consideration to the customer. At the end of each reporting period, the Company updates its estimates of expected product returns and adjusts the refund liabilities with a corresponding adjustment in revenues. As of December 31, 2025, the allowance for returns was immaterial. The refund liability is recorded as a decrease in revenues against other payables. A right of return asset and corresponding adjustment to cost of sales is also recognized for the right to recover the goods from the customer.

In certain contracts, the Company evaluates the nature of its promise to the customer and determines whether it is the principal or agent for each contract. In determining the nature of its promise to the customer, the Company evaluates whether it is appropriate to recognize revenues on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. Based on its evaluation of these factors, management has determined that it is the principal in these arrangements; therefore, revenues are recorded on a gross basis.

u.	Cost of revenues

Cost of revenues primarily consist of expenses related to direct costs and freight.

v.

Sales and marketing expenditures

Selling and marketing and expenses consist of online retailer services (including shipping and handling costs), warehouse costs and online advertising costs (i.e. sales and distribution variable expenses). Selling and marketing expenses are expensed as incurred.

w.

Cash and cash equivalents

In the consolidated statements of financial position, cash and bank balances comprise cash (i.e., cash on hand and demand deposits) and cash equivalents. Cash equivalents are short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather for investment or other purposes.

Bank balances for which use by the Group is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash. If the contractual restrictions to use the cash extend beyond 12 months after the end of the reporting period, the related amounts are classified as non-current in the statement of financial position.

For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.

x.	Disclosure of new standards in the period prior to their adoption

IFRS 18, “Presentation and Disclosure in Financial Statements”:

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) which replaces IAS 1, “Presentation of Financial Statements”.

As noted, IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some paragraphs from IAS 1 have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33, “Earnings per Share”.

IFRS 18 introduces new requirements to:

●	present specified categories and defined subtotals in the statement of profit or loss.

●	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and

●	improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions. The Company is currently evaluating the impact that application of IFRS 18 will have on its consolidated financial statements and related disclosures.